Securities, 424I - Securities, 424I: 1	Oct. 29, 2025 USD ($)
Securities, 424I Table
Fee Previously Paid	true
Security Class Title	Class A ordinary shares, no par value
Fee Rate	0.00014%
Amount of Registration Fee	$ 528.38